Note 12 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Note	2021	2020	2019

Restricted Share Units and Performance Units	12.1(a)	515	1,299	616
Caledonia Mining South Africa employee incentive scheme	12.1(b)	(38)	114	73
		477	1,413	689

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31,		December 31,
	2021		2020
	RSUs	PUs	RSUs	PUs
Risk free rate	1.52%	1.52%	0.93%	0.93%
Fair value (USD)	12.06	11.63	15.88	15.51
Share price (USD)	11.71	11.71	15.88	15.88
Performance multiplier percentage	–	93-100%	–	93-100%
Volatility	1.20	1.06	1.00	1.06
Share units granted:	RSUs	PUs	RSUs	PUs
Grant - January 11, 2019	–	95,740	–	95,740
Grant - March 23, 2019	–	28,287	–	28,287
Grant - June 8, 2019	–	14,672	–	14,672
Grant - January 11, 2020	17,585	114,668	17,585	114,668
Grant - March 31, 2020	–	1,971	–	1,971
Grant - June 1, 2020	–	1,740	–	1,740
Grant - September 9, 2020	–	1,611	–	1,611
Grant - September 14, 2020	–	20,686	–	20,686
Grant - October 5, 2020	–	514	–	514
Grant - January 11, 2021	–	78,875	–	–
Grant -April 1, 2021	–	770	–	–
Grant - May 14, 2021	–	2,389	–	–
Grant - June 1, 2021	–	1,692	–	–
Grant - June 14, 2021	–	507	–	–
Grant - August 13, 2021	–	2,283	–	–
Grant - September 1, 2021	–	553	–	–
Grant - September 6, 2021	–	531	–	–
Grant - September 20, 2021	–	526	–	–
Grant - October 1, 2021	–	2,530	–	–
Grant - October 11, 2021	–	500	–	–
Grant - November 12, 2021	–	1,998	–	–
Grant - December 1, 2021	–	936	–	–
RSU dividends reinvested	1,066	–	386	–
Settlements/ terminations	-	(30,600)	–	–
Total awards	18,651	343,379	17,971	279,889

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
	2021	2020
	Awards
Grant – August 2018 (3-year term)	5,918	5,918
Grant - August 2019 (3-year term)	9,034	9,034
Awards paid out/ expired	(14,952)	(11,941)
Total awards outstanding	–	3,011

Estimated awards expected to vest	100%	100%